Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
13. Income taxes
(a) Income tax expense
Income tax expense was recorded for income earned in the years ended December 31, 2017 and 2016, as follows:
2017		2016 (Restated – note 27)
Current income tax expense	$(12,551)	$(31,331)
Deferred income tax recovery	9,378	2,986
Income tax expense	$(3,173)	$(28,345)
(b) Reconciliation of income taxes
A reconciliation of the income tax expense to the amount calculated using the Company’s statutory tax rate is as follows:
	2017	2016 (Restated – note 27)
Income tax recovery (expense) at statutory rate of 26.0%	$25,071	$(11,583)
Tax effect of:
Difference in tax rates of foreign jurisdictions(1)	(1,183)	(9,143)
Benefit of tax losses not recognized	(23,884)	(5,755)
Non-deductible and other items	(3,177)	(1,864)
	$(3,173)	$(28,345)
(1) The Company subject to statutory tax rates of 38% in Eritrea, 15% in Serbia, and 10% in Macedonia.
(c) Recognized deferred tax assets and liabilities
The tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows:
	2017	2016 (Restated – note 27)
Tax losses	$5,176	$-
Provisions against inventories	6,973	6,480
Mineral properties, plant and equipment	(44,871)	(48,580)
Net deferred tax liabilities	$(32,722)	$(42,100)
(d) Unrecognized tax losses and tax assets
At December 31, 2017, the Company has available losses for income tax purposes in Canada of approximately $84,755 (2016 – $73,680), approximately $11,113 of which were acquired in 2016 as part of the Reservoir transaction and are subject to restricted future use. The Company also has available losses for income tax purposes in Serbia of approximately $99,667 (2016 – $43,307), in Macedonia of approximately $2,046 (2016 – $847), in Barbados of approximately $5,094 (2016 – $7,158) and in Eritrea of $1,394 (2016 – $1,394). If not utilized to reduce income in future periods, all losses will expire through 2032. The benefits of these available tax losses and tax assets have not been recognized. Access to some of the losses carried forward in the future may be restricted.
Deferred tax assets have not been recognized in respect of the following items:
	2017	2016
Mineral properties, plant and equipment	$3,183	$2,974
Tax losses carried forward	192,938	126,386
	$196,121	$129,360